RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2024
Right-Of-Use Assets [Abstract]
RIGHT OF USE ASSETS

13.	RIGHT OF USE ASSETS

Movements in the three years ended December 31, 2024 are as follows:

(in thousands of $)	Offices	Vessels	Total
Cost
As of December 31, 2023 and 2024	11,395	—	11,395

Accumulated depreciation
As of January 1, 2024	(9,159)	—	(9,159)
Depreciation charge for the period	(896)	—	(896)
Translation differences	95	—	95
As of December 31, 2024	(9,960)	—	(9,960)

Net book value as of December 31, 2024	1,435	—	1,435

Accumulated depreciation
As of January 1, 2023	(8,287)	—	(8,287)
Depreciation charge for the period	(906)	—	(906)
Translation differences	34	—	34
As of December 31, 2023	(9,159)	—	(9,159)

Net book value as of December 31, 2023	2,236	—	2,236

Cost
As of January 1, 2022	11,719	103,888	115,607
Additions	159	—	159
Lease terminations	—	(103,888)	(103,888)
Disposals	(483)		(483)
As of December 31, 2022	11,395	—	11,395

Accumulated depreciation
As of January 1, 2022	(7,805)	(59,008)	(66,813)
Depreciation charge for the period	(926)	(2,297)	(3,223)
Lease terminations	—	61,305	61,305
Disposals	483	—	483
Translation differences	(39)	—	(39)
As of December 31, 2022	(8,287)	—	(8,287)
As of January 1, 2022, the Company leased in two vessels from SFL, an affiliated company, on time charters that were classified as leases. In April 2022, the Company announced that its subsidiary Frontline Shipping Limited had agreed with SFL to terminate the long-term charters for these vessels upon the sale and delivery of the vessels by SFL to an unrelated third party.

The right-of-use assets for offices relate to lease agreements for office space.

For further details on the Company's leases see Note 18.

18.	LEASES

As a lessee

The Company is committed to make rental payments under leases for office premises. Certain of these leases include variable lease elements linked to inflation indexes. Such variable payments were estimated at the time of recognition on the index at that time and are included in the minimum lease payments.

The future minimum lease payments under the Company's leases as at December 31, 2024 were as follows:

(in thousands of $)
2025	1,171
2026	451
Total minimum lease payments	1,622
Less: Imputed interest	(18)
Present value of obligations under leases	1,604

The future minimum lease payments under the Company's leases as at December 31, 2023 were as follows:

(in thousands of $)
2024	1,154
2025	1,450
Total minimum lease payments	2,604
Less: Imputed interest	(70)
Present value of obligations under leases	2,534

Total cash outflows for leases was $1.0 million, $0.9 million and $2.9 million in the years ended December 31, 2024, 2023 and 2022, respectively.

Expense for office leases was $0.9 million, $0.9 million and $0.9 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company incurred lease expenses of $2.2 million in the year ended December 31, 2022 in relation to the vessels leased-in from SFL, an affiliated company.

Interest expense incurred in relation to the leased-in vessels is disclosed in Note 6.

The weighted-average discount rate based on the Company’s incremental borrowing rate in relation to the leases was 1.8% for the year ended December 31, 2024 (2023: 2.5%, 2022: 2.7%) and the weighted-average remaining lease term was one year as of December 31, 2024 (2023: two years, 2022: three years).

For further details on the Company’s right-of-use assets see Note 13.

As a lessor

Four LR2 tankers were on fixed rate time charters as of December 31, 2024 and 2023.

In March 2024, the Company entered into a fixed rate time charter-out contract for one VLCC to a third party on a three-year time charter at a daily base rate of $51,500. The time charter commenced in the third quarter of 2024.

In April 2024, the Company entered into a time charter-out contract for one Suezmax tanker to a third party on a three-year time charter at a daily base rate of $32,950 plus 50% profit share. In the year ended December 31, 2024, the Company received profit share income of $0.5 million in relation to this charter.
The minimum future revenues to be received under these contracts as of December 31, 2024 were as follows:

(in thousands of $)
2025	60,562
2026	30,975
2027	11,348
Total minimum lease payments	102,885

The minimum future revenues to be received under these contracts as of December 31, 2023 were as follows:

(in thousands of $)
2024	58,194
2025	30,895
Total minimum lease payments	89,089

Our revenues from these leases have been included within time charter revenues in the Consolidated Statement of Profit or Loss, which solely relates to leasing revenues.

Two of the LR2 tankers on fixed rate time charters as of December 31, 2024 and 2023 have an option for a one year extension.

The cost and accumulated depreciation of vessels leased under time charters as of December 31, 2024 were $364.2 million and $72.1 million, respectively (December 31, 2023: $206.1 million and $36.0 million, respectively).